Loans and borrowings - Additional Information (Details) - RUB (₽) ₽ in Thousands			6 Months Ended
	Mar. 13, 2019	Oct. 05, 2017	Jun. 30, 2020	Jun. 30, 2019	Oct. 04, 2017	May 31, 2016
Disclosure of detailed information about borrowings [line items]
Shareholder distributions			₽ 1,867,437	₽ 1,231,830
Borrowings, interest rate spread			2.00%
Borrowings, Repaid			₽ 540,000	₽ 565,000
Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount		₽ 7,000,000	₽ 7,000,000		₽ 5,000,000	₽ 5,000,000
Shareholder distributions		₽ 2,000,000
Borrowings Interest Rate Basis			Central Bank of Russia Key Rate + 2%
Borrowings maturity			October 2022
Other Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Repaid	₽ 270,000
Mail.Ru Group Limited [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of voting interest acquired						100.00%